UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):            [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich (Bermuda) Ltd.
Address:  12 Church Street
          Suite 606
          Hamilton, Bermuda HM 11


Form 13F File Number: 28-10764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

    /s/ Mark Mckeefry           New York, NY           July 28, 2006
------------------------   ----------------------     ----------------
     [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None




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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              0

Form 13F Information Table Value Total:              0
                                                 (thousands)


List of Other Included Managers:

None



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                                                FORM 13F INFORMATION TABLE


    COLUMN 1    COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5              COLUMN 6     COLUMN 7          COLUMN 8
    --------    --------    --------    --------    --------------------------    ----------    --------          --------

                                                     SHRS OR
    NAME OF     TITLE OF                  VALUE        PRM       SH/      PUT/    INVESTMENT     OTHER
     ISSUER      CLASS      CUSIP      (X$1000)        AMT       PRN      CALL    DISCRETION    MANAGERS       VOTING AUTHORITY
     ------      -----      -----       -------        ---       ---      ----    ----------    --------       ----------------
                                                                                                           SOLE     SHARED     NONE
                                                                                                           ----     ------     ----




















